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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. August 5, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____119_________
Form 13F Information Table Value Total: $_1,799_____________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5       COL. 6  COLUMN 7         COLUMN 8
-------------------------------       --------  ---------  --------   ------------------ -------  --------  ----------------------
                                      TITLE OF               VALUE                       INVSTMT    OTHER
NAME OF ISSUER                          CLASS     CUSIP     (x$1000                      DSCRETN  MANAGERS
                                                                                SH/ PUT/                       VOTING AUTHORITY
                                                                      SHARES/   PRN CALL
                                                                      PRIN. AMT
                                                                                                              SOLE    SHA   NONE
                                                                                                                      RED
ABBOTT LABORATORIES                   COM       002824100      19,511   430,000 SH       SOLE                 430,000
ALBERTSONS INC.                       COM       013104104      15,918   308,700 SH       SOLE                 308,700
ALZA CORPORATION                      COM       022615108      17,298   340,000 SH       SOLE                 340,000
AMBAC FINANCIAL GROUP, INC.           COM       023139108      21,685   379,600 SH       SOLE                 379,600
AMERICAN HOME PRODUCTS CORP.          COM       026609107      30,409   530,000 SH       SOLE                 530,000
AMERICAN INTL. GROUP INC.             COM       026874107      47,486   405,000 SH       SOLE                 405,000
AMERICAN RETIREMENT CORP.             COM       028913101       1,889   151,100 SH       SOLE                 151,100
AMER. RET. CORP 5.75% CONV DUE 2OO2   DEBS      028913AA9       3,040 4,000,000 PRN      SOLE               4,000,000
AMERITECH CORP.                       COM       030954101      22,785   310,000 SH       SOLE                 310,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.  COM       G03910109      15,706   700,000 SH       SOLE                 700,000
ASSOC. FIRST CAPITAL CORP. SER. A     COM       046008108      24,128   546,800 SH       SOLE                 546,800
AVERY DENNISON CORP.                  COM       053611109       5,434    90,000 SH       SOLE                  90,000
AVERY DENNISON CORP                   PUT       053611959       3,019    50,000     PUT
BP AMOCO PLC SPN                      ADRS      055662104      16,275   150,000 ADR      SOLE                 150,000
BANK ONE CORP                         COM       059438101      19,655   330,000 SH       SOLE                 330,000
BAXTER INTERNATIONAL                  COM       071813109      15,459   255,000 SH       SOLE                 255,000
BELLSOUTH CORP.                       COM       079860102      20,295   440,000 SH       SOLE                 440,000
BLACK & DECKER CORP.                  COM       091797100      12,947   205,100 SH       SOLE                 205,100
BLACK & DECKER CORP.                  PUT       091797950       5,681    90,000     PUT
BLACK HILLS CORP.                     COM       092113109      12,834   555,000 SH       SOLE                 555,000
CANADIAN NATIONAL RAILWAY.            COM       136375102       2,010    30,000 SH       SOLE                  30,000
CANADIAN NATIONAL RAILWAY 5.25% PFD   QUIDS     136375409         802    15,000 SH       SOLE                  15,000
CHIRON CORP.                          COM       170040109      15,563   750,000 SH       SOLE                 750,000
CINERGY CORP.                         COM       172474108       9,600   300,000 SH       SOLE                 300,000
CICSO SYSTEMS, INC.                   COM       17275R102      59,121   917,500 SH       SOLE                 917,500
COCA-COLA CO.                         COM       191216100      10,540   170,000 SH       SOLE                 170,000
CONSOLIDATED PAPERS INC.              COM       209759109      10,968   410,000 SH       SOLE                 410,000
CORNING, INC.                         COM       219350105      32,257   460,000 SH       SOLE                 460,000
CRBL GROUP, INC.                      COM       224100107       5,886   340,000 SH       SOLE                 340,000
DST SYSTEMS INC.                      COM       233326107      22,635   360,000 SH       SOLE                 360,000
DEAN FOODS CO.                        COM       242361103      12,469   300,000 SH       SOLE                 300,000
DELPHI AUTOMOTIVE, INC.               COM       247126105      11,563   625,000 SH       SOLE                 625,000
DELTA AIRLINES, INC.                  COM       247361108       6,287   109,100 SH       SOLE                 109,100
DILLARDS INC.                         COM       254067101       4,215   120,000 SH       SOLE                 120,000
DOVER CORP.                           COM       260003108       9,100   260,000 SH       SOLE                 260,000
ELAN CORP. PLC                        ADRS      284131208      24,143   870,000 SH       SOLE                 870,000
ENDESA, S.A.                          ADRS      29258N107       7,437   350,000 SH       SOLE                 350,000
ENRON CORP.                           COM       293561106      20,438   250,000 SH       SOLE                 250,000
ERICSSON(L.M.) TEL. 4.25% CV DUE 2000 DEBS      294821509       1,042   120,000 PRN      SOLE                 120,000
ERISSON (L.M.) TELEPHONE CO.          COM       294821400      24,703   750,000 SH       SOLE                 750,000
FDX CORP.                             COM       31304N107      14,105   260,000 SH       SOLE                 260,000
FEDERAL HOME LOAN MORTGAGE CORP.      COM       313400301      20,880   360,000 SH       SOLE                 360,000
FINANCIAL SEC. ASSURANCE HOLDINGS LTD COM       31769P100      15,984   307,387 SH       SOLE                 307,387
FIRST DATA CORP.                      COM       319963104      16,834   343,980 SH       SOLE                 343,980
FORT JAMES CORP.                      COM       347471104      21,778   575,000 SH       SOLE                 575,000
FORT JAMES CORP.                      PUT       347471954         379    10,000     PUT
FRONTIER CORP.                        COM       35906P105      26,381   450,000 SH       SOLE                 450,000
FRONTIER CORP                         PUT       35906P955       2,931    50,000     PUT  SOLE
GENERAL ELECTRIC CO.                  COM       369604103      74,015   655,000 SH       SOLE                 655,000
GILLETTE CO.                          COM       375766102      18,004   439,120 SH       SOLE                 439,120
GREENPOINT FINANCIAL CORP.            COM       395384100      13,945   425,000 SH       SOLE                 425,000
GREENPOINT FINANCIAL CORP.            PUT       395384950         328    10,000     PUT
HEWLETT-PACKARD CO.                   COM       428236103      20,100   200,000 SH       SOLE                 200,000
HOUSTON IND. INC. 7% CV DUE 7/1/2000  DECS      442161204      17,888   150,000 SH       SOLE                 150,000
INTEGRATED HEALTH SER. 5.75% CV DUE   DEBS      45812CAB2       4,606 6,675,000 PRN      SOLE               6,675,000
INTEL CORP.                           COM       458140100      20,230   340,000 SH       SOLE                 340,000
INTEL CORP                            PUT       458140950         893    15,000     PUT
INTERSTATE BAKERIES CORP.             COM       46072H108       3,096   138,000 SH       SOLE                 138,000
INTERNATIONAL NETWORK SERVICE         COM       460053101      16,150   400,000 SH       SOLE                 400,000
INVESTORS FINANCIAL SERV. CORP.       COM       461915100      19,200   480,000 SH       SOLE                 480,000
IVEX PACKAGING CORP.                  COM       465855104      13,200   600,000 SH       SOLE                 600,000
LILLY (ELI) & CO.                     COM       532457108      20,771   290,000 SH       SOLE                 290,000
LUCENT TECHNOLOGIES INC.              COM       549463107      12,813   190,000 SH       SOLE                 190,000
LUCENT TECHNOLOGIES INC.              CALL      549463907       2,698    40,000     CALL SOLE
MCI WORLDCOM, INC.                    COM       55268B106      35,286   410,000 SH       SOLE                 410,000
MCDONALDS COR.                        COM       580135101      23,030   560,000 SH       SOLE                 560,000
MEAD CORP.                            COM       582834107      16,700   400,000 SH       SOLE                 400,000
MEDIAONE GROUP INC.                   COM       58440J104      11,156   150,000 SH       SOLE                 150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001  PIES      58440J401       7,692    85,000 SH       SOLE                  85,000
MELLON BANK CORP.                     COM       585509102      15,278   420,000 SH       SOLE                 420,000
MERCK & CO., INC.                     COM       589331107      22,088   300,000 SH       SOLE                 300,000
MOBIL CORP.                           COM       607059102      11,850   120,000 SH       SOLE                 120,000
MOTOROLA, INC. DUE 2009               LYONS     620076AE9       1,105   650,000 PRN      SOLE                 650,000
MOTOROLA, INC.                        COM       620076109      14,212   150,000 SH       SOLE                 150,000
NATIONAL CITY CORP.                   COM       635405103       5,240    80,000 SH       SOLE                  80,000
NEXTEL COMMUNICATIONS, INC.           COM       65332V103      30,113   600,000 SH       SOLE                 600,000
NEXTEL COMMUNICATIONS, INC.           PUT       65332V953       1,255    25,000     PUT  SOLE
NOKIA CORP. PFD                       ADRS      654902204      49,444   540,000 SH       SOLE                 540,000
NOKIA CORP. PFD. ADR                  CALL      654902204       1,831    20,000     CALL SOLE
NORTEL NETWORKS LTD                   COM       656569100      32,989   380,000 SH       SOLE                 380,000
NORTHWESTERN CORP.                    COM       668074107      12,093   500,000 SH       SOLE                 500,000
OWENS-ILLINOIS INC.                   COM       690768403       9,806   300,000 SH       SOLE                 300,000
OWENS-ILLINOIS INC                    PUT       690768953         654    20,000     PUT
PALL CORP.                            COM       696429307      13,313   600,000 SH       SOLE                 600,000
PEOPLES HERITAGE FINANCIAL GROUP      COM       711147108       8,917   474,000 SH       SOLE                 474,000
PEPSICO, INC.                         COM       713448108      11,412   295,000 SH       SOLE                 295,000
PETROLEUM & RESOURCES CORP.           COM       716549100      39,809 1,145,570 SH       SOLE               1,145,750
PHARMACIA  & UPJOHN INC.              COM       716941109      17,044   300,000 SH       SOLE                 300,000
PHARMACIA  & UPJOHN INC               CALL      716941909         568    10,000     CALL
POLO RALPH LAUREN CORP.               COM       731572103       3,325   175,000 SH       SOLE                 175,000
PROCTER & GAMBLE CO.                  COM       742718109       8,925   100,000 SH       SOLE                 100,000
PROVIDENT BANKSHARES CORP.            COM       743859100       7,065   303,875 SH       SOLE                 303,875
QRS CORP.                             COM       74726X105      27,885   357,500 SH       SOLE                 357,500
QWEST COMMUNICATIONS INTL. INC.       COM       749121109      26,186   792,012 SH       SOLE                 792,012
QWEST COMM. INTL INC 5.75% DUE 2003   TRENDS    74912L105       7,000   125,000 SH       SOLE                 125,000
QWEST COMMUNICATIONS INTL. INC        CALL      749121909         496    15,000     CALL
RALSTON PURINA CO. 7% DUE 2000        COM       751227401       8,370   180,000 SH       SOLE                 180,000
REINSURANCE GROUP OF AMERICA INC.     COM       759351109      15,855   449,775 SH       SOLE                 449,775
ROYAL DUTCH PETROLEUM CO.             GLDR1.25  780257309      10,845   180,000 SH       SOLE                 180,000
RYDER SYSTEM INC.                     COM       783549108      15,450   600,000 SH       SOLE                 600,000
SBC COMMUNICATIONS INC.               COM       78387G103      22,040   380,000 SH       SOLE                 380,000
SCHLUMBERGER, LTD                     COM       806857108       5,629    88,400 SH       SOLE                  88,400
SMITHKLINE BEECHAM PLC                ADRS      832378400      17,176   260,000 SH       SOLE                 260,000
SOLECTRON CORP.                       COM       834182107      69,355 1,040,000 SH       SOLE               1,040,000
SOLECTRON CORP                        CALL      834182907       1,334    20,000     CALL
STERLING COMMERCE INC.                COM       859205106      21,131   575,000 SH       SOLE                 575,000
STERLING COMMERCE INC.                PUT       859205956         735    20,000     PUT  SOLE
SUNRISE ASSISTED LIVING, INC.         COM       86768K106      15,345   440,000 SH       SOLE                 440,000
TECO ENERGY, INC                      COM       872375100       6,825   300,000 SH       SOLE                 300,000
TIFFANY & COMPANY                     COM       886547108      10,133   105,000 SH       SOLE                 105,000
TIFFANY & COMPANY                     CALL      886547908         483     5,000     CALL
TIME WARNER TELECOM                   COM       887319101       6,380   220,000 SH       SOLE                 220,000
UNITED WATER RESOURCES, INC.          COM       913190104      13,612   600,000 SH       SOLE                 600,000
VODAFONE AIRTOUCH PLC                 ADRS      92857T107      11,328    57,500 SH       SOLE                  57,500
WACHOVIA CORP.                        COM       929771103      16,257   190,000 SH       SOLE                 190,000
WELLS FARGO & CO.                     COM       949746101      23,513   550,000 SH       SOLE                 550,000
WILLIAMS COMPANIES, INC.              COM       969457100      21,281   500,000 SH       SOLE                 500,000
WILLIAMS COMPANIES, INC               PUT       969457950         638    15,000     PUT
WILMINGTON TRUST CORP.                COM       971807102      12,048   210,000 SH       SOLE                 210,000
                                                            ---------
                                                            1,798,972
                                                            =========

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